OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating leases	OPERATING LEASES
All of the Company's vessel operating revenues from time charter agreements is recognized and recorded as operating lease income. A summary for the years ended December 31, 2024, 2023, and 2022 is shown below:

(in thousands of $)	2024	2023	2022
Vessel operating revenues(1)	356,349	371,022	347,917
(1) Vessel operating revenue includes $1.4 million EUA revenues arising under the time charter agreements with charterers, as further described in Note 2: Summary of Significant Accounting Policies.
The minimum contractual undiscounted cashflow under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2024, were as follows;

(in thousands of $)
2025	262,928
2026	280,731
2027	198,336
2028	185,159
2029	213,889
Thereafter	675,243
Total	1,816,286
As of December 31, 2024, all of the Company's assets under vessels and equipment were contracted under operating leases, which are further described in Note 6: Vessels and Equipment.